Revenue (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Revenue	£ 381	£ 699	£ 578
Belgium [Member]
IfrsStatementLineItems [Line Items]
Revenue	£ 381	£ 699	£ 578